Basis of Preparation and Significant Accounting Policies (Details) - Schedule of forthcoming requirements	12 Months Ended
Dec. 31, 2020
New standards or amendments Five [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of forthcoming requirements [Line Items]
Effective date	Jan. 01, 2021
New standards or amendments	Interest Rate Benchmark Reform - Phase 2 (Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16)
New standards or amendments Six [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of forthcoming requirements [Line Items]
Effective date	Jan. 01, 2022
New standards or amendments	Onerous Contracts - Cost of Fulfilling a Contract (Amendments to IAS 37)
New standards or amendments Seven [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of forthcoming requirements [Line Items]
Effective date	Jan. 01, 2022
New standards or amendments	Annual Improvements to IFRS Standards 2018-2020
New standards or amendments Eight [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of forthcoming requirements [Line Items]
Effective date	Jan. 01, 2022
New standards or amendments	Property, Plant and Equipment: Proceeds before Intended Use (Amendments to IAS 16)
New standards or amendments Nine [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of forthcoming requirements [Line Items]
Effective date	Jan. 01, 2022
New standards or amendments	Reference to the Conceptual Framework (Amendments to IFRS 3)
New standards or amendments Ten [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of forthcoming requirements [Line Items]
Effective date	Jan. 01, 2023
New standards or amendments	Classification of Liabilities as Current and Non-current (Amendments to IAS 1)
New standards or amendments Eleven [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of forthcoming requirements [Line Items]
Effective date	Jan. 01, 2023
New standards or amendments	IFRS 17 Insurance Contracts and amendments to IFRS 17 Insurance Contracts
New standards or amendments Twelve [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of forthcoming requirements [Line Items]
New standards or amendments	Sale or Contributions of Assets between an Investor and its Associate or Joint Venture (Amendments to IFRS 10 and IAS 28)
Effective date	Available for optional adoption/effective date deferred indefinitely